Nature of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 1 - Nature of Business and Significant Accounting Policies

Nature of business:  ChromaDex Corporation and its wholly owned subsidiaries, ChromaDex, Inc. and Chromadex Analytics, Inc. (collectively, the “Company”) are a natural products company that provides proprietary, science-based solutions and ingredients to the dietary supplement, food and beverage, cosmetic and pharmaceutical industries.  The Company supplies ingredients, phytochemical reference standards, and related phytochemical products and services.  The Company recently launched its BluScience retail consumer line based on its proprietary ingredients.  The Company provides these products and services at various terms with payment terms of primarily net 30 days for non-retailers.

Significant accounting policies are as follows:

Basis of presentation:  The financial statements and accompanying notes have been prepared on a consolidated basis and reflect the consolidated financial position of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated from these financial statements. The Company’s fiscal year ends on the Saturday closest to December 31.  The fiscal years ended December 31, 2011 (referred to as 2011), and January 1, 2011 (referred to as 2010), each consisted of 52 weeks. Every fifth or sixth fiscal year, the inclusion of an extra week occurs due to the Company’s floating year-end date. The fiscal year 2014 will include 53 weeks instead of the normal 52 weeks.

Accounting estimates:  The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue recognition:  The Company recognizes sales and the related cost of goods sold at the time the merchandise is shipped to customers or service is performed, when each of the following conditions have been met:  an arrangement exists, delivery has occurred, there is a fixed price, and collectability is reasonably assured.

Shipping and handling fees billed to customers and the cost of shipping and handling fees billed to customers are included in Net sales.  For the year ending in December 31, 2011, shipping and handling fee billed to customers was $126,342 and the cost of shipping and handling fee billed to customers was $127,370.  For the year ending in January 1, 2011, shipping and handling fee billed to customers was $121,215 and the cost of shipping and handling fee billed to customers was $102,112.  Shipping and handling fees not billed to customers are recognized as cost of sales.

Cash concentration:  The Company maintains substantially all of its cash in one bank account.

Trade accounts receivable:  Trade accounts receivable are carried at original invoice amount less an estimate made for doubtful receivables based on a periodic review of all outstanding amounts. Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts. Trade accounts receivable are written off when deemed uncollectible. Recoveries of trade accounts receivable previously written off are recorded when received.

Inventories:  Inventories are comprised of raw materials, work-in-process and finished goods.  They are stated at the lower of cost, determined by the first-in, first-out method (FIFO) method, or market.  The inventory on the balance sheet is recorded net of valuation allowances of $226,582 and $167,260 for the periods ended December 31, 2011 and January 1, 2011 respectively.  Labor and overhead has been added to inventory that was manufactured or characterized by the Company.  The amounts of major classes of inventory for the periods ended December 31, 2011 and January 1, 2011 are as follows:

	2011	2010
Reference standards	$1,458,912	$1,180,922
Bulk ingredients	174,847	409,373
Dietary supplements – raw materials	709,476	-
Dietary supplements – work in process	38,293	-
Dietary supplements – finished goods	750,654	-
	3,132,182	1,590,295
Less valuation allowance	226,582	167,260
	$2,905,600	$1,423,035

Intangible assets:  Intangible assets include licensing rights and are accounted for based on the fair value of consideration given or the fair value of the net assets acquired, whichever is more reliable. Intangible assets with finite useful lives are amortized using the straight-line method over a period of 10 years, or, for licensed patent rights, the remaining term of the patents underlying licensing rights (considered to be the remaining useful life of the license).

Leasehold improvements and equipment:  Leasehold improvements and equipment are carried at cost and depreciated on the straight-line method over the lesser of the estimated useful life of each asset or lease term. Leasehold improvements and equipment are comprised of leasehold improvements, laboratory equipment, furniture and fixtures, and computer equipment. Depreciation on equipment under capital lease is included with depreciation on owned assets.  Useful lives of leasehold improvements and equipment for each of the category are as follows:

Useful Life
Leasehold improvements	Until the end of the lease term
Computer equipment	3 to 5 years
Furniture and fixtures	7 years
Laboratory equipment	10 years

Long-lived assets are reviewed for impairment on a periodic basis and when changes in circumstances indicate the possibility that the carrying amount may not be recoverable.  Long-lived assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets.  If the forecast of undiscounted future cash flows is less than the carrying amount of the assets, an impairment charge would be recognized to reduce the carrying value of the assets to fair value.  If a possible impairment is identified, the asset group’s fair value is measured relying primarily on a discounted cash flow methodology.

Customer deposits:  Customer deposits represent cash received from customers in advance of product shipment or delivery of services.

Income taxes:  Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company has not recorded a reserve for any tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The Company files tax returns in all appropriate jurisdictions, which include a federal tax return and various state tax returns. Open tax years for these jurisdictions are 2008 to 2011, which statutes expire in 2012 to 2014, respectively. When and if applicable, potential interest and penalty costs are accrued as incurred, with expenses recognized in general and administrative expenses in the statements of operations. As of December 31, 2011, the Company has no liability for unrecognized tax benefits.

Research and development costs:  Research and development costs consist of direct and indirect costs associated with the development of the Company’s technologies. These costs are expensed as incurred.  Research and development costs for the periods ended December 31, 2011 and January 1, 2011 were $96,788 and $26,244, respectively.

Advertising: The Company expenses the production costs of advertising the first time the advertising takes place.  Advertising expense for the periods ended December 31, 2011 and January 1, 2011 were $418,108 and $134,633, respectively.

Share based compensation:  The Company has an Equity Incentive Plan under which the Board of Directors may grant restricted stock or stock options to employees and non-employees.  For employees, share based compensation cost is recorded for all option grants and awards of non-vested stock based on the grant date fair value of the award, and is recognized over the period the employee is required to provide services for the award.  For non-employees, share based compensation cost is recorded for all option grants and is remeasured over the vesting term as earned.  The expense is recognized over the period the non-employee is required to provide services for the award.

The Company recognizes compensation expense over the requisite service period using the straight-line method for option grants without performance conditions.  For stock options that have both service and performance conditions, the Company recognizes compensation expense using the graded attribution method.  Compensation expense for stock options with performance conditions is recognized only for those awards expected to vest.

Financial instruments:  The carrying amounts reported in the balance sheet for accounts receivable and accounts payable approximate their fair values.

New accounting pronouncements:  In May 2011, the FASB issued Accounting Standard Update (ASU) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and IFRSs”, which updates Accounting Standard Codification (ASC) Topic 820.  ASU No. 2011-04 clarifies the intent of ASC 820 around the highest and best use concept being relevant only to nonfinancial assets, the fair value of instruments in shareholders’ equity should be measured from the perspective of a market participant holding the instrument as an asset, and the appropriate usage of premiums and discounts in a fair value measurement.  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011.  The adoption of ASU No. 2011-04 did not have a material impact on the Company’s consolidated financial statements.